Liquidity	3 Months Ended
Sep. 30, 2013
Liquidity [Abstract]
Liquidity Disclosure [Policy Text Block]

Liquidity

On September 26, 2013, based on market conditions, pricing expectations, and after discussions with the underwriters, the Company withdrew and terminated its previously announced proposed public offering of 16,700,000 shares of Common Stock.

The costs of this offering and its failure to be completed have had a severe impact on the Company’s liquidity.  The Company is exploring other methods to satisfy its liquidity needs, but to date has not been able to complete a transaction that will provide sufficient liquidity to satisfy its operating and capital needs for the next twelve months.  There can be no assurance that the Company will be able to obtain sufficient liquidity to continue to operate as it has in the past. Failure to obtain adequate liquidity may cause the Company to dispose of assets at unfavorable prices, delay or default in paying its obligations, seek legal protection while attempting to reorganize or cease operations entirely.  These conditions raise significant uncertainty about our ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties.

As further disclosed in the Debt Financing footnote, the Company was not in compliance with certain covenants related to its loan facilities with GE Franchise Finance Commercial LLC. The Company received a waiver for non-compliance as of September 30, 2013. The Company does not currently project that it will be able to satisfy the after dividend FCCR requirement under the covenant and anticipates that it will not be compliant with respect to this covenant as of December 31, 2013. Further, if we fail to pay our indebtedness when due, fail to comply with covenants or otherwise default on our loans, unless waived, we could incur higher interest rates during the period of such loan defaults, be required to immediately pay our indebtedness and ultimately lose our hotels through lender foreclosure if we are unable to obtain alternative sources of financing with acceptable terms. Our loan facilities with Great Western and GE contain cross-default provisions which would allow Great Western Bank and GE to declare a default and accelerate our indebtedness to them if we default on our other loans, and such default would permit that lender to accelerate our indebtedness under any such loan.